CAPITAL STOCK (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 06, 2014	Dec. 31, 2013
CAPITAL STOCK [Abstract]
Common stock shares authorized prior to reverse split				1,000,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	120,782,114	120,782,114		107,567,223		39,828,881
Preferred stock, shares authorized	5,000,000	5,000,000		5,000,000		5,000,000
Preferred stock, par or stated value per share				$ 0.0001
Preferred stock, shares outstanding	0	0
Class of Stock [Line Items]
Shares issued for services, shares		4,500,000
Shares issued for services		$ 2,195,599
Shares issued for conversion of notes payable		3,058
Shares issued for compensation	426,125	6,895,982
Shares issued for acquisition of gaming equipment and related licenses		512,093
Common Stock [Member]
Class of Stock [Line Items]
Shares issued for services, shares	8,958,140
Shares issued for services	1,737,599
Shares issued for compensation, shares	3,043,751
Shares issued for acquisition of gaming equipment and related licenses, shares	1,213,000
Shares issued for acquisition of gaming equipment and related licenses	$ 135,856